Balances and Transactions in Foreign Currencies	12 Months Ended
Dec. 31, 2024
Balances and Transactions in Foreign Currencies [Abstract]
Balances and Transactions in Foreign Currencies	Balances and Transactions in Foreign Currencies
Assets, liabilities and transactions denominated in foreign currencies are those realized in a currency different from the functional currency of the Company. As of December 31, 2024 and 2023, assets and liabilities denominated in foreign currencies, expressed in Mexican pesos (contractual amounts) are as follows:

	Assets		Liabilities
Balances	Current	Non-current	Current	Non-current
As of December 31, 2024
U.S. dollars	10,472	80	6,480	45,431
Euros			312
As of December 31, 2023
U.S. dollars	15,850	97	4,053	37,892
Euros			180

For the years ended December 31, 2024, 2023 and 2022 transactions denominated in foreign currencies, expressed in Mexican pesos (contractual amounts) are as follows:

Transactions	Revenues	Purchases of Raw Materials	Interest Expense	Other
Year ended December 31, 2024 U.S. dollars	1,882	24,065	1,383	4,941
Year ended December 31, 2023 U.S. dollars	1,468	18,075	1,257	4,065
Year ended December 31, 2022 U.S. dollars	830	17,285	1,148	2,973